CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Statutory Reserves	(Accumulated loss)/ Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance (in Shares) at Dec. 31, 2022	[1]	485,058	42,000
Balance at Dec. 31, 2022		$ 24,255	$ 2,100	$ 26,502,856	$ 335,696	$ 9,743,823	$ (6,165,020)	$ 30,443,710
Net income (loss)				0	0	(7,439,280)		(7,439,280)
Foreign currency translation adjustment				0	0	0	(3,571,930)	(3,571,930)
Balance (in Shares) at Dec. 31, 2023	[1]	485,058	42,000
Balance at Dec. 31, 2023		$ 24,255	$ 2,100	26,502,856	335,696	2,304,543	(9,736,950)	19,432,500
Net income (loss)				0	0	3,119,095	0	3,119,095
Appropriation to statutory reserve								0
Foreign currency translation adjustment				0	0	0	(686,179)	(686,179)
Balance (in Shares) at Dec. 31, 2024	[1]	485,058	42,000
Balance at Dec. 31, 2024		$ 24,255	$ 2,100	26,502,856	335,696	5,423,638	(10,423,129)	21,865,416
Net income (loss)						561,630		561,630
Reverse Stock Split		$ (6)		6
Reverse Stock Split (in Shares)	[1]	(78)
Issuance of Class A Ordinary Shares		$ 16,390		4,772,945				4,789,335
Issuance of Class A Ordinary Shares (in Shares)	[1]	327,800
Class A Ordinary Shares issued for consulting services		$ 28,500		1,784,100				1,812,600
Class A Ordinary Shares issued for consulting services (in Shares)	[1]	570,000
Issuance of Class A Ordinary Shares for warrants exercised		$ 58,221		(58,221)				0
Issuance of Class A Ordinary Shares for warrants exercised (in Shares)	[1]	1,164,411
Issuance of Class B Ordinary Shares			$ 60,000					60,000
Issuance of Class B Ordinary Shares (in Shares)	[1]		1,200,000
Cancellation of Class B Ordinary Shares			$ (2,100)	2,100				0
Cancellation of Class B Ordinary Shares (in Shares)	[1]		(42,000)
Disposal of subsidiaries					$ (335,696)		10,423,828	10,088,132
Foreign currency translation adjustment							(4,551)	(4,551)
Balance (in Shares) at Dec. 31, 2025	[1]	2,547,191	1,200,000
Balance at Dec. 31, 2025		$ 127,360	$ 60,000	$ 33,003,786		$ 5,985,268	$ (3,852)	$ 39,172,562

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025.